Material Accounting Policies - Schedule of Useful Lives are Used in the Calculation of Depreciation (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member] | Bottom of range [member]
Asset
Estimated useful lives and depreciation method	5 years
Buildings [Member] | Top of range [member]
Asset
Estimated useful lives and depreciation method	50 years
Molds and machinery [Member] | Bottom of range [member]
Asset
Estimated useful lives and depreciation method	3 years
Molds and machinery [Member] | Top of range [member]
Asset
Estimated useful lives and depreciation method	15 years
Vehicles [Member]
Asset
Estimated useful lives and depreciation method	4 years
Computers and equipment [Member] | Bottom of range [member]
Asset
Estimated useful lives and depreciation method	3 years
Computers and equipment [Member] | Top of range [member]
Asset
Estimated useful lives and depreciation method	10 years
Leasehold improvements [Member] | Bottom of range [member]
Asset
Estimated useful lives and depreciation method	3 years
Leasehold improvements [Member] | Top of range [member]
Asset
Estimated useful lives and depreciation method	5 years